Nuveen Exchange- Traded Funds

Providing tax-free income
to help you live your dreams

INSURED CALIFORNIA PREMIUM INCOME (NPC)
INSURED CALIFORNIA PREMIUM INCOME 2 (NCL)
CALIFORNIA PREMIUM INCOME (NCU)

SEMIANNUAL REPORT/FEBRUARY 28, 1997

Photographic image of couple walking on beach.

         CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 11  Commonly used terms
 13  Shareholder meeting report
 15  Portfolio of investments
 28  Statement of net assets
 29  Statement of operations
 30  Statement of changes in net assets
 32  Notes to financial statements
 42  Financial highlights

"These funds continue to achieve their goal of delivering attractive tax-free income."

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

Dear
shareholder

I am pleased to have this opportunity to report to you on the performance of your funds, which continue to achieve their goal of delivering attractive tax-free income from portfolios of quality municipal bonds. Because the proceeds from these bonds are used to maintain and improve California's infrastructure, your investment has several advantages: As you support the publicly funded projects that enhance the communities where you live, you benefit from the credit strength of these communities, and also receive income that is exempt from federal and state income taxes.

  As of February 28, 1997, investors in the California funds in this report were receiving annual tax-free yields on net asset value that ranged from 5.78% to 5.89%. To match these attractive yields, investors in the combined 42% federal and California income tax bracket would have had to earn at least 9.96% on taxable alternatives. These funds also generated solid total returns of between 3.39% to 5.85%, equivalent to taxable total returns of 7.28% to 10%. This level of performance gains added significance when viewed in the context of the 1996 bond market, which underwent a mid-year decline followed by a post-election rally to end the year slightly lower than where it began.

  Several aspects of our conservative approach to management help position the California Premium Income funds to perform well in changing market environments. First, we enhance income through the prudent use of leverage, issuing short-term preferred shares to investors seeking short-term liquidity. Fund managers then invest the proceeds to buy additional long-term bonds. Shareholders of common stock earn extra income from the difference between the rates earned on the fund's long-term bond portfolio and the normally lower short-term rates paid on preferred shares. In addition, our conservative dividend policy promotes stability by setting dividends at levels that are expected to remain consistent for at least six months. In this way, Nuveen works to smooth out fluctuations in short-term rates, enabling investors to depend on their tax-free income.

  Nuveen also continues to help investors keep more of what they earn. In November 1996, we launched the Nuveen Growth and Income Stock Fund, offering prudent investors superior equity market performance with less risk than the overall stock market. This March we introduced two new balanced mutual funds, each designed to give investors the combination of performance potential and income protection that comes from a carefully assembled balance of stocks and bonds. Ask your financial adviser for more information about these equity-based mutual funds, or call us at (800) 621-7227 for a prospectus. Please read it carefully before you invest.

  In an additional move to increase the range of investment solutions available to our investors, Nuveen acquired Flagship Resources Inc., a highly regarded fixed-income mutual fund specialist that shares our views on the importance of research and emphasizes a conservative, value-oriented approach to portfolio management. We recently completed the integration of our mutual fund activities, which now enables us to offer the broadest selection of municipal bond funds available in the U.S.

  We at Nuveen thank you for your continued confidence in our family of investments.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board
April 15, 1997

Answering your
questions

Tom Spalding, head of Nuveen's portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year

How would you summarize 1996's bond market?

In 1996, the bond market--despite some fluctuations--was relatively stable compared with recent years. While 1994 represented the worst period in recent bond market history and 1995 the best in a decade, last year's bond market finished mostly unchanged. This was due to the late second-half rebound that reclaimed much of the territory lost in a mid-year decline. Throughout 1996, the municipal bond market continued to reward investors with solid returns, dependable income, and opportunities to purchase bonds with strong credit quality.

What principal factors affected the bond market and Nuveen funds in 1996?

Following a strong start to 1996, a succession of mixed reports affecting interest rate and inflation forecasts caused investors to view the markets with alternating enthusiasm and uncertainty. In the third quarter of 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period.

  Throughout the year, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a possible correction in the stock market, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types in 1996.

  Even with relative stability in 1996, interest rates continued to play a role in bond market performance. The Federal Reserve altered interest rates only once in 1996, decreasing rates by 0.25% in January, but anticipation of further moves kept the markets restless the remainder of the year. With one rate increase already approved this year, the concern about potential changes in monetary policy continues in 1997.

  1996 also saw a general narrowing of fund discounts, with many exchange-traded funds experiencing a combination of rising share prices and lower net asset values as interest rates moved slightly upward. We believe that the current yields and prudent dividend policy offered by Nuveen funds present an attractive investment opportunity for investors who are looking for income and want to rebalance their portfolios following significant gains in the equity market.

What is the current economic outlook?

A look at the current environment shows continued economic growth characterized by low unemployment, increased manufacturing and construction activity, and lack of price pressure at the consumer and producer levels. Although inflation remains at the same subdued levels it has exhibited over the past six years, the strength of the current economic expansion encouraged the Federal Reserve to make a preemptive strike against inflation's potential return. It raised short-term interest rates by 0.25% at the end of March, the first increase since February 1995. While the bond market had already anticipated and discounted much of the impact of this tightening, the Federal Reserve's action set off a decline in the equity market that--in combination with the attractive yields currently available--increased interest in municipal bonds on the part of investors looking to balance their investment portfolios.

Can you briefly describe the current status of California's municipal market?

In 1996, California's economy grew at an accelerated rate that outpaced that of the nation as a whole. This strength is reflected in the state's positive revenue performance, primarily derived from income and sales taxes. Job growth has been robust, and the real estate market--both commercial and residential--appears to be recovering. For 1997-98, Governor Wilson has proposed a balanced state budget that emphasizes corporate tax reduction, educational funding, and welfare reform. Local governments, however, are still assessing the impact on existing and future bond issues of Proposition 218
(the recently passed initiative that requires voter approval of local and special taxes). If approved, additional new voter initiatives and referendums, including a proposal to require voter approval for all types of debt issued by all governmental units, could affect growth prospects. Overall, the outlook for the state's economy is favorable. California's challenge over the next decade will be to provide an environment that promotes business as well as expansive long-term growth.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on develop ments in the municipal market.

NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND, INC.
NPC

The fund's monthly tax-free dividend was increased during the 12 months ended February 28, 1997. Shareholders continue to benefit from the fund's leveraged structure. In addition, the portfolio continues to have significant call protection.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0655
      4/1/96    $0.0655
      5/1/96    $0.0655
      6/3/96    $0.0655
      7/1/96    $0.0675
      8/1/96    $0.0675
      9/3/96    $0.0675
     10/1/96    $0.0675
     11/1/96    $0.0675
     12/2/96    $0.0675
    12/31/96    $0.0675
      2/3/97    $0.0675


  FUND HIGHLIGHTS 2/28/97


   Yield                                      5.89%
   Taxable-equivalent yield                  10.16%
   Annual total return on NAV                 3.39%
   Taxable-equivalent total return            7.28%
   Share price                               $13.75
   NAV                                       $15.02

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND 2, INC.
NCL

In keeping with the fund's goal of providing attractive, dependable tax-free income, common shareholders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0620
      4/1/96    $0.0620
      5/1/96    $0.0620
      6/3/96    $0.0620
      7/1/96    $0.0620
      8/1/96    $0.0620
      9/3/96    $0.0620
     10/1/96    $0.0620
     11/1/96    $0.0620
     12/2/96    $0.0620
    12/31/96    $0.0620
      2/3/97    $0.0620


  FUND HIGHLIGHTS 2/28/97


   Yield                                      5.78%
   Taxable-equivalent yield                   9.97%
   Annual total return on NAV                 5.12%
   Taxable-equivalent total return            9.12%
   Share price                              $12.875
   NAV                                       $13.74

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


NUVEEN CALIFORNIA PREMIUM INCOME MUNICIPAL FUND
NCU

In keeping with the fund's goal of providing attractive, dependable tax-free income, common shareholders enjoyed 12 months of steady dividends.


12 MONTH DIVIDEND HISTORY

     Date      Monthly Dividends  Supplemental Dividends    Capital Gains


      3/1/96    $0.0615
      4/1/96    $0.0615
      5/1/96    $0.0615
      6/3/96    $0.0615
      7/1/96    $0.0615
      8/1/96    $0.0615
      9/3/96    $0.0615
     10/1/96    $0.0615
     11/1/96    $0.0615
     12/2/96    $0.0615
     12/31/96   $0.0615
      2/3/97    $0.0615


  FUND HIGHLIGHTS 2/28/97


   Yield                                      5.85%
   Taxable-equivalent yield                  10.09%
   Annual total return on NAV                 5.85%
   Taxable-equivalent total return           10.00%
   Share price                              $12.625
   NAV                                       $13.23

The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.


Commonly used terms

Yield

An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, February 28, 1997) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given federal and state income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annual ized yield on share price. In this report, this combined tax rate is assumed to be 42% for California shareholders, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV

The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the six-month period ended February 28, 1997. Any future repur chases will be reported to shareholders in the next annual or semiannual report.


SHAREHOLDER MEETING REPORT

On November 21, 1996, the following Nuveen Exchange-Traded Funds held an Annual
Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include: Lawrence H. Brown, Anthony T. Dean, Anne E. Impellizzeri, Peter R. Sawers, Margaret K. Rosenheim, and Timothy R. Schwertfeger.

                                                                NPC

                                                                      Preferred
                                                       Common          Shares
                                                       Shares         Series-T
----------------------------------------------------------------------------------


APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                                               5,653,182             1,775
   Withhold                                             97,495                25
                                                     ---------         ---------
     Total                                           5,750,677             1,800
                                                     =========         =========
Anthony T. Dean
   For                                               5,653,182             1,775
   Withhold                                             97,495                25
                                                     ---------         ---------
     Total                                           5,750,677             1,800
                                                     =========         =========
Anne E. Impellizzeri
   For                                               5,651,482             1,775
   Withhold                                             99,195                25
                                                     ---------         ---------
     Total                                           5,750,677             1,800
                                                     =========         =========
Peter R. Sawers
   For                                               5,653,182             1,775
   Withhold                                             97,495                25
                                                     ---------         ---------
     Total                                           5,750,677             1,800
                                                     =========         =========
Margaret K. Rosenheim
   For                                                    --               1,775
   Withhold                                               --                  25
                                                     ---------         ---------
     Total                                                --               1,800
                                                     =========         =========
Timothy R. Schwertfeger
   For                                                    --               1,775
   Withhold                                               --                  25
                                                     ---------         ---------
     Total                                                --               1,800
                                                     =========         =========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                                               5,623,415             1,752
   Against                                              15,000                 6
   Abstain                                             112,262                42
                                                     ---------         ---------
     Total                                           5,750,677             1,800
                                                     =========         =========


   SHAREHOLDER MEETING REPORT
                                                NCL                            NCU

                                          Preferred    Preferred                    Preferred
                             Common         Share       Shares          Common        Shares
                             Shares        Series-T    Series-Th        Shares       Series-M
------------------------------------------------------------------------------------------------


APPROVAL OF THE DIRECTORS
WAS REACHED AS FOLLOWS:
Lawrence H. Brown
   For                      11,457,985        1,850        1,889       5,405,637        1,706
   Withhold                    213,959            4            2          69,965         --
                            ----------   ----------   ----------      ----------   ----------
     Total                  11,671,944        1,854        1,891       5,475,602        1,706
                            ==========   ==========   ==========      ==========   ==========
Anthony T. Dean
   For                      11,453,921        1,850        1,889       5,405,937        1,706
   Withhold                    218,023            4            2          69,665         --
                            ----------   ----------   ----------      ----------   ----------
     Total                  11,671,944        1,854        1,891       5,475,602        1,706
                            ==========   ==========   ==========      ==========   ==========
Anne E. Impellizzeri
   For                      11,453,921        1,850        1,889       5,406,037        1,706
   Withhold                    218,023            4            2          69,565         --
                            ----------   ----------   ----------      ----------   ----------
     Total                  11,671,944        1,854        1,891       5,475,602        1,706
                            ==========   ==========   ==========      ==========   ==========
Peter R. Sawers
   For                      11,453,921        1,850        1,889       5,406,037        1,706
   Withhold                    218,023            4            2          69,565         --
                            ----------   ----------   ----------      ----------   ----------
     Total                  11,671,944        1,854        1,891       5,475,602        1,706
                            ==========   ==========   ==========      ==========   ==========
Margaret K. Rosenheim
   For                            --          1,850        1,889            --          1,706
   Withhold                       --              4            2            --           --
                            ----------   ----------   ----------      ----------   ----------
     Total                        --          1,854        1,891            --          1,706
                            ==========   ==========   ==========      ==========   ==========
Timothy R. Schwertfeger
   For                            --          1,850        1,889            --          1,706
   Withhold                       --              4            2            --           --
                            ----------   ----------   ----------      ----------   ----------
     Total                        --          1,854        1,891            --          1,706
                            ==========   ==========   ==========      ==========   ==========
RATIFICATION OF AUDITORS
WAS REACHED AS FOLLOWS:
   For                      11,446,118        1,854        1,884       5,370,936        1,698
   Against                      77,459         --           --            41,329         --
   Abstain                     148,367         --              7          63,337            8
                            ----------   ----------   ----------      ----------   ----------
     Total                  11,671,944        1,854        1,891       5,475,602        1,706
                            ==========   ==========   ==========      ==========   ==========


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND, INC. (NPC)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,725,000   California Housing Finance Agency, Multi-Unit
                    Rental Housing Revenue Bonds, 1992 Series A,
                    6.625%, 2/01/24 (Alternative Minimum Tax)                 A1      2/03 at 102     $ 3,815,704
       4,000,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Southern
                    California Edison Company), 1992 Series B,
                    6.400%, 12/01/24 (Alternative Minimum Tax)               Aaa     12/02 at 102       4,254,280
       4,000,000   California Statewide Communities Development
                    Authority, Sutter Health Obligated Group,
                    Certificates of Participation, 6.125%, 8/15/22           Aaa      8/02 at 102       4,098,400
       4,000,000   City of Chula Vista, Industrial Development Revenue
                    Bonds, (San Diego Gas and Electric Company),
                    1992 Series A, 6.400%, 12/01/27 (Alternative
                    Minimum Tax)                                              A1     12/02 at 102       4,118,600
       2,000,000   Cucamonga County Water District (San Bernardino
                    County, California), Certificates of Participation
                    (1992 Water Facilities Refinancing),
                    6.300%, 9/01/12                                          Aaa      9/01 at 102       2,129,520
       6,000,000   Huntington Park Redevelopment Agency, Single
                    Family Residential Mortgage Revenue Refunding
                    Bonds, 1986 Series A, 8.000%, 12/01/19                   Aaa     No Opt. Call       7,928,400
       4,000,000   The City of Los Angeles (California), Tax-Exempt
                    Mortgage Revenue Refunding Bonds, Series 1993A
                    (FHA Insured Mortgage Loans-Section 8 Assisted
                    Projects), 6.300%, 1/01/25                               Aaa      7/02 at 102       4,089,600
       4,000,000   The City of Los Angeles, California, Wastewater
                    System Revenue Bonds, Series 1991-A,
                    7.100%, 2/01/21 (Pre-refunded to 2/01/99)                Aaa      2/99 at 102       4,316,800
                   The City of Los Angeles, California, Wastewater
                    System Revenue Bonds, Series 1993-D:
       3,250,000    4.700%, 11/01/17                                         Aaa     11/03 at 102       2,838,323
      11,000,000    4.700%, 11/01/19                                         Aaa     11/03 at 102       9,489,700
       3,750,000   City of Los Angeles, California, Wastewater System
                    Revenue Bonds, Series 1991-D, 6.700%, 12/01/21
                    (Pre-refunded to 12/01/00)                               Aaa     12/00 at 102       4,151,475
       4,000,000   Los Angeles County Metropolitan Transportation
                    Authority (California), Proposition A, Sales Tax
                    Revenue Refunding Bonds, Series 1993-A,
                    5.000%, 7/01/21                                          Aaa      7/03 at 100       3,611,640
       5,000,000   Los Angeles County Metropolitan Transit Authority,
                    Proposition C Sales Tax Revenue Second Senior
                    Bonds, Series 1993-B, 4.750%, 7/01/13                    Aaa      7/03 at 102       4,543,500
       3,315,000   Los Angeles County Public Works Financing
                    Authority, Lease Revenue Refunding Bonds (County
                    of Los Angeles 1996 Master Refunding Project),
                    Series B, 5.250%, 9/01/12                                Aaa      9/06 at 102       3,246,181


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 4,015,000   Los Angeles County Transportation Commission
                    (California), Sales Tax Revenue Bonds, Series 1991-A,
                    6.750%, 7/01/18 (Pre-refunded to 7/01/01)                Aaa      7/01 at 102     $ 4,479,977
       4,000,000   Norco Redevelopment Agency, Norco Redevelopment
                    Project Area No. One 1992 Refunding Tax
                    Allocation Bonds, 6.250%, 3/01/19                        Aaa      3/02 at 102       4,220,440
       5,135,000   Community Redevelopment Agency of the City of
                    Palmdale, Restructured Single Family Mortgage
                    Revenue Bonds, Series 1986A (Escrowed to
                    Maturity), 8.000%, 3/01/16 (Alternative
                    Minimum Tax)                                             Aaa     No Opt. Call       6,676,630
       4,450,000   County of Riverside Asset Leasing Corporation,
                    Leasehold Revenue Bonds, 1989 Series A (County
                    of Riverside Hospital Project), 7.200%, 6/01/10
                    (Pre-refunded to 6/01/99)                                Aaa      6/99 at 102       4,838,129
       6,220,000   County of Riverside, California, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program) Issue A of 1987,
                    9.000%, 5/01/21 (Alternative Minimum Tax)                Aaa     No Opt. Call       8,996,546
       2,000,000   Sacramento Municipal Utility District (California),
                    Electric Revenue Refunding Bonds, 1992 Series A,
                    5.750%, 8/15/13                                          Aaa      8/02 at 100       2,028,440
       5,000,000   Sacramento Municipal Utility District (California),
                    Electric Revenue Refunding Bonds, 1993 Series G,
                    4.750%, 9/01/21                                          Aaa      9/03 at 100       4,320,650
       2,135,000   City of San Buenaventura, California, 1993 Refunding
                    Certificates of Participation (Capital Improvements
                    Project), 5.500%, 1/01/17                                Aaa      1/03 at 100       2,075,818
       4,000,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Refunding Revenue Bonds,
                    Issue 3 Bonds, 6.200%, 5/01/20 (Alternative
                    Minimum Tax)                                             Aaa      5/03 at 102       4,161,960
       1,000,000   Airports Commission of the City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 8B,
                    6.000%, 5/01/15                                          Aaa      5/04 at 101       1,032,140
       1,000,000   City and County of San Francisco, General Purpose
                    Sewer Revenue Bonds, Series 1991, 6.500%, 10/01/21
                    (Pre-refunded to 10/01/99)                               Aaa     10/99 at 102       1,081,420
       4,000,000   San Francisco Bay Area Rapid Transit District, Sales
                    Tax Revenue Bonds, Series 1995, 5.500%, 7/01/15          Aaa      7/05 at 101       3,988,240
       9,500,000   Redevelopment Agency of the City of San Jose,
                    Merged Area Redevelopment Project, Tax
                    Allocation Bonds, Series 1993, 4.750%, 8/01/24           Aaa      2/04 at 102       8,178,930


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 1,485,000   City of San Jose, California, Single Family Mortgage
                    Revenue Bonds, 1985 Series A (Escrowed to
                    Maturity), 9.500%, 10/01/13                              Aaa     No Opt. Call     $ 2,104,587
       5,440,000   City of Santa Monica, Wastewater Enterprise Revenue
                    Bonds (Hyperion Project), 1993 Refunding Series,
                    4.500%, 1/01/15                                          Aaa      1/04 at 102       4,717,296
       2,670,000   The Regents of the University of California,
                    Refunding Revenue Bonds (Multiple Purpose
                    Projects), Series B, 4.750%, 9/01/21                     Aaa      9/03 at 102       2,307,226
       5,000,000   Wheeler Ridge-Maricopa Water Storage District
                    (Kern County, California), 1996 Water Refunding
                    Bonds, 5.700%, 11/01/15                                  Aaa     11/06 at 102       5,076,700
       3,425,000   City of Woodland (Yolo County, California),
                    Certificates of Participation (1992 Wastewater
                    System Refunding Project), 5.500%, 3/01/18               Aaa      3/03 at 100       3,311,186
------------------------------------------------------------------------------------------------------------------
    $132,515,000   Total Investments - (cost $125,961,646) - 96.5%                                    136,228,438
=================-------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 2.3%
      $  500,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Shell Oil
                    Company Project), 1991 Series A, Variable Rate
                    Demand Bonds, 3.350%, 10/01/08+                       VMIG-1                          500,000
         500,000   Certificates of Participation, California Statewide
                    Communities Development Authority, Northern
                    California Retired Officers Community, Variable
                    Rate Demand Bonds, 3.350%, 6/01/26+                   VMIG-1                          500,000
       2,300,000   Certificates of Participation, California Statewide
                    Communities Development Authority, St. Joseph
                    Health System Obligated Group, Variable Rate
                    Demand Bonds, 3.350%, 7/01/24+                        VMIG-1                        2,300,000
-------------------------------------------------------------------------------------------------------------------
     $ 3,300,000   Total Temporary Investments - 2.3%                                                   3,300,000
=================--------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 1.2%                                                 1,662,299
-------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $141,190,737
===================================================================================================================

                                                                          NUMBER OF         MARKET              MARKET
                       STANDARD & POOR'S                MOODY'S           SECURITIES        VALUE               PERCENT


  SUMMARY OF                         AAA                    Aaa               30         $128,294,134             94%
  RATINGS*                            A+                     A1                2            7,934,304              6
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
----------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       32         $136,228,438            100%
======================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U. S. Government or U. S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.


NUVEEN INSURED CALIFORNIA PREMIUM INCOME MUNICIPAL FUND 2, INC. (NCL)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 5,000,000   California Educational Facilities Authority Revenue
                    Bonds (University of San Francisco), Series 1996,
                    6.000%, 10/01/26                                         Aaa     10/06 at 102     $ 5,170,700
      10,050,000   California Educational Facilities Authority, Revenue
                    Bonds (Santa Clara University), Series 1991,
                    5.750%, 9/01/21                                          Aaa      9/06 at 102      10,087,688
       1,450,000   California Health Facilities Financing Authority,
                    Insured Health Facility Refunding Revenue Bonds
                    (Mark Twain St. Joseph's Healthcare), 1996 Series A,
                    6.000%, 7/01/19                                          Aaa      7/06 at 102       1,481,581
       3,110,000   California Health Facilities Financing Authority,
                    Hospital Revenue Refunding Bonds (Sutter Health),
                    Series 1989A, 6.700%, 1/01/13                            Aaa      1/99 at 101       3,261,146
       1,800,000   California Public School District Financing Authority,
                    Lease Revenue Bonds (Richgrove Elementary School
                    District Projects), Series 1996B, 5.800%, 9/01/16        Aaa      9/06 at 102       1,818,810
       2,000,000   California State University, Housing System Revenue
                    Bonds, Series 1996, 5.800%, 11/01/17                     Aaa     11/05 at 102       2,019,620
       3,000,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (Department of Corrections),
                    1990 Series A (State Prison-Madera County),
                    7.000%, 9/01/09 (Pre-refunded to 9/01/00)                Aaa      9/00 at 102       3,334,170
       2,100,000   State of California, General Obligation Bonds, Veterans
                    Bond, Series BA, 7.000%, 8/01/02                         Aaa     No Opt. Call       2,357,544
       5,500,000   State of California, Various Purpose General
                    Obligation Bonds, 5.750%, 11/01/17                       Aaa     11/02 at 102       5,531,680
       3,000,000   State of Public Works Board of the State of California,
                    Lease Revenue Refunding Bonds (Department of
                    Corrections), 1993 Series A (Various State Prisons),
                    5.000%, 12/01/19                                         Aaa     No Opt. Call       2,778,840
       4,000,000   Certificates of Participation (1991 Financing Project),
                    County of Alameda, California, Alameda County
                    Public Facilities Corporation, 6.000%, 9/01/21           Aaa      9/06 at 102       4,148,280
       7,985,000   County of Alameda, California, 1993 Refunding
                    Certificates of Participation (Santa Rita Jail Project),
                    5.700% 12/01/14                                          Aaa     12/03 at 102       8,089,045
       2,000,000   City of Barstow, California, Certificates of Participation
                    (1994 Wastewater Reclamation Improvement
                    Project), 5.250%, 10/01/18                               Aaa     10/04 at 102       1,871,260
       2,575,000   Calipatria Unified School District, Imperial County,
                    California, 1996 Series A, General Obligation
                    Bonds, 5.625%, 8/01/13                                   Aaa      8/06 at 102       2,611,745
       3,530,000   Castaic Lake Water Agency (California), Refunding
                    Revenue Certificates of Participation (Water
                    System Improvement Projects), Series 1994A,
                    8.000%, 8/01/04                                          Aaa     No Opt. Call       4,245,496


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,000,000   Central Unified School District (Fresno County,
                    California), General Obligation Bonds, Election
                    1992, 5.625%, 3/01/18                                    Aaa      3/03 at 102     $ 2,924,250
       1,925,000   Chino Basin Regional Financing Authority Revenue
                    Bonds, Series 1994 (Chino Basin Municipal Water
                    District Sewer System Project), 6.000%, 8/01/16          Aaa      8/04 at 102       1,989,950
       5,000,000   Community Redevelopment Agency of the City of
                    Compton, California, Compton Redevelopment
                    Project, Refunding Tax Allocation Bonds, Series
                    1995A (Project Tax Revenues, Subventions and
                    Housing Tax Revenues), (Insured/Tax Exempt),
                    6.500%, 8/01/13                                          Aaa      8/05 at 102       5,480,150
       6,000,000   Contra Costa Water Authority (Contra Costa County,
                    California), Water Treatment Revenue Refunding
                    Bonds, 1993 Series A, 5.750%, 10/01/20                   Aaa     10/02 at 102       6,016,080
       4,000,000   County of Contra Costa County, California (Merrithew
                    Memorial Hospital Replacement Project), Refunding
                    Series of 1997, 5.500%, 11/01/22 (DD)                    Aaa     11/07 at 102       3,874,120
       3,000,000   Escondido Union High School District, San Diego
                    County, California, General Obligation Bonds
                    (1996 Election), 5.700%, 11/01/10                        Aaa     11/06 at 102       3,129,000
       8,000,000   Galt Community Facility District, Special Tax #88-1,
                    7.700%, 9/01/19 (Pre-refunded to 9/01/98)                Aaa      9/98 at 102       8,626,640
       1,000,000   Kern High School District (County of Kern,
                    California), General Obligation Bonds, Election
                    or 1990, Series D, 5.600%, 8/01/15
                    (Pre-refunded to 8/01/03)                                Aaa      8/03 at 102       1,028,190
       5,020,000   The Community Redevelopment Agency of the City
                    of Los Angeles, California, Multifamily Housing
                    Revenue Refunding Bonds, 1995 Series A (Angelus
                    Plaza Project), 7.400%, 6/15/10                          AAA      6/05 at 105       5,630,683
       6,750,000   Los Angeles County Metropolitan Transit Authority,
                    Proposition CSales Tax Revenue Second Senior
                    Bonds, Series 1993-B, 5.250%, 7/01/23                    Aaa      7/03 at 102       6,255,630
       5,585,000   Los Angeles County Transportation Commission
                    (California), Sales Tax Revenue Refunding Bonds,
                    Series 1991-B, 6.500%, 7/01/13                           Aaa      7/01 at 102       6,090,722
       2,135,000   Menifee Union School District (Riverside County,
                    California), Certificates of Participation (1996
                    School Project), 6.125%, 9/01/24                         Aaa      9/06 at 102       2,231,908
      13,000,000   The Metropolitan Water District of Southern
                    California, Water Revenue Bonds, 1995 Series A,
                    5.750%, 7/01/21                                          Aaa      7/05 at 102      13,044,070
       3,215,000   Modesto Irrigation District Financing Authority,
                    Refunding Revenue Bonds, Series A,
                    6.000%, 10/01/15                                         Aaa     10/06 at 102       3,365,687


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,300,000   Mt. Diablo Unified School District, Community
                    Facilities District No. 1 (Contra Costa County,
                    California), Series 1996, Special Tax Bonds,
                    5.375%, 8/01/26                                          Aaa      8/06 at 101     $ 3,154,470
       2,000,000   Transmission Agency of Northern California,
                    California-Oregon Transmission Project, Revenue
                    Bonds, 1990 Series A, 7.000%, 5/01/24 (Pre-
                    refunded to 5/01/00)                                     Aaa  5/00 at 101 1/2       2,197,560
       2,690,000   Norwalk Community Facilities Financing Authority
                    (Los Angeles County, California), Tax Allocation
                    Refunding Revenue Bonds, 1995 Series A,
                    6.000%, 9/01/15                                          Aaa      9/05 at 102       2,809,221
       4,900,000   County of Orange, California, Airport Revenue
                    Bonds, Series 1987, 6.625%, 7/01/18 (Alternative
                    Minimum Tax)                                               A      7/97 at 100       4,914,945
       2,000,000   City of Oxnard Financing Authority, Wastewater
                    Revenue Refunding Bonds, Series 1993,
                    5.500%, 6/01/14                                          Aaa      6/03 at 100       1,996,500
       9,000,000   City of Redlands, California, Certificates of
                    Participation (1993 Refunding of 1986 and 1987
                    Projects), 5.800%, 9/01/17                               Aaa      9/03 at 102       9,032,850
       4,280,000   Redlands Unified School District, County of San
                    Bernardino, California, 1993 General Obligation
                    Bonds, Series A, 5.500%, 7/01/14                         Aaa      7/03 at 101       4,272,553
       4,320,000   County of Riverside, California, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), Issue B of 1987,
                    8.625%, 5/01/16 (Alternative MinimumTax)                 Aaa     No Opt. Call       5,884,574
       5,000,000   Riverside County Transportation Commission, Sales
                    Tax Revenue Bonds, 1991 Series A (California),
                    6.500%, 6/01/09 (Pre-refunded to 6/01/01)                Aaa      6/01 at 102       5,524,450
       5,500,000   Sacramento Municipal Utility District (California),
                    Electric Revenue Bonds, 1993 Series E,
                    5.750%, 5/15/22                                          Aaa      5/03 at 102       5,515,510
       3,290,000   City and County of San Francisco, General Obligation
                    Bonds, Various Purpose Bonds, Series 1993,
                    5.500%, 6/15/11                                          Aaa      6/01 at 102       3,327,177
       9,000,000   Airports Commission of the City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 8B,
                    6.100%, 5/01/20                                          Aaa      5/04 at 101       9,306,000
       2,500,000   City and County of San Francisco, General Purpose
                    Sewer Revenue Bonds, Series 1991,
                    6.500%, 10/01/21 (Pre-refunded to 10/01/99)              Aaa     10/99 at 102       2,703,550
       2,900,000   City and County of San Francisco, Sewer Revenue
                    Refunding Bonds, Series 1992, 5.500%, 10/01/15           Aaa     10/02 at 102       2,863,286

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,750,000   City of San Jose, California, Airport Revenue Bonds,
                    Series of 1993, 5.700%, 3/01/18 (Alternative
                    Minimum Tax)                                             Aaa      3/03 at 102     $ 3,658,125
       7,400,000   Housing Authority of the County of Santa Cruz, Tax-
                    Exempt Multifamily Housing Revenue Refunding
                    Bonds, Series 1993A (GNMA Collateralized-
                    Meadowview Apartments), 6.125%, 5/20/28                  Aaa      5/03 at 102       7,506,486
       1,930,000   Santa Margarita/Dana Point Authority, Orange
                    County, California, Revenue Bonds Series A (1994
                    Improvement Districts Nos. 1, 2, 2A and 8 General
                    Obligation Bond Refinancing), 7.250%, 8/01/05            Aaa     No Opt. Call       2,271,687
       4,000,000   Santa Monica Community, College District (County
                    of Los Angeles, California), General Obligation
                    Bonds, 1992 Election, Series B, 5.750%, 7/01/20          Aaa      7/05 at 102       4,013,560
                   South Orange County, Public Financing Authority,
                    Special Tax Revenue Bonds, 1994 Series C
                    (Foothill Area):
       4,000,000    8.000%, 8/15/08                                          Aaa     No Opt. Call       5,035,360
       3,680,000    8.000%, 8/15/09                                          Aaa     No Opt. Call       4,649,496
       4,000,000   South San Joaquin Irrigation District (San Joaquin
                    County, California), 1993 Refunding Revenue
                    Certificates of Participation (1987 Project and
                    1992 Project), 5.500%, 1/01/15                           Aaa      1/03 at 102       3,950,480
       4,140,000   Redevelopment Agency of the City of Suisun City,
                    Suisun City Redevelopment Project, 1993 Tax
                    Allocation Refunding Bonds (County of Solano,
                    California), 5.900%, 10/01/23                            Aaa     10/03 at 102       4,223,255
       1,765,000   City of Torrance, Floating Rate Demand Hospital
                    Revenue Bonds (Little Company of Mary Hospital),
                    1985 Series A, 7.100%, 12/01/15 (Pre-refunding
                    to 12/01/05)                                             AAA     12/05 at 100       1,993,303
       5,410,000   City of Tulare, California, 1996 Sewer Revenue
                    Bonds, 5.750%, 11/15/21                                  Aaa     11/06 at 102       5,430,071
      11,750,000   Turlock Irrigation District (California), Revenue
                    Refunding Bonds, Series 1992-A, 5.750%, 1/01/18          Aaa      7/02 at 100      11,794,415
       3,000,000   The Regents of the University of California,
                    Refunding Revenue Bonds (1989 Multiple Purpose
                    Projects) Series C, 10.000%, 9/01/02                     Aaa     No Opt. Call       3,790,050
       4,900,000   The Regents of the University of California,
                    University of California Housing System Revenue
                    Bonds, Series A, 5.500%, 11/01/18                        Aaa     11/03 at 102       4,740,015
       6,350,000   The Regents of the University of California,
                    Refunding Revenue Bonds (Multiple Purpose
                    Projects), Series C, 5.000%, 9/01/12                     Aaa      9/03 at 102       6,114,477
-------------------------------------------------------------------------------------------------------------------
    $251,485,000   Total Investments - (cost $253,704,198) - 97.6%                                    261,168,111
=================--------------------------------------------------------------------------------------------------


   PRINCIPAL                                                                              OPT. CALL       MARKET
   AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 2.5%
      $  800,000   Certificates of Participation, California Statewide
                    Communities Development Authority, Northern
                    California Retired Officers Community, Variable
                    Rate Demand Bonds, 3.350%, 6/01/26+                   VMIG-1                       $  800,000
       4,400,000   Orange County Sanitation District Certificates
                    of Participation, Variable Rate Demand Bonds,
                    3.400%, 8/01/17+                                      VMIG-1                        4,400,000
       1,600,000   Orange County Water District Variable Rate
                    Demand Bonds, 3.250%, 8/15/15+                          A-1+                        1,600,000
--------------------------------------------------------------------------------------------------------------------
     $ 6,800,000   Total Temporary Investments - 2.5%                                                   6,800,000
=================---------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - (0.1)%                                                (116,002)
--------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $267,852,109
====================================================================================================================


                                                                           NUMBER OF       MARKET              MARKET
                       STANDARD & POOR'S                MOODY'S           SECURITIES        VALUE             PERCENT


  SUMMARY OF                         AAA                    Aaa               56        $256,253,166             98%
  RATINGS*                         A, A-              A, A2, A3                1           4,914,945              2
  PORTFOLIO OF
  INVESTMENTS
  (EXCLUDING
  TEMPORARY
  INVESTMENTS):
---------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       57        $261,168,111            100%
=====================================================================================================================

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U. S. Government or U. S. Government agency securities, any of which ensure the timely payment of principal and interest.
* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index. (DD) Security purchased on a delayed delivery basis (see note 1 of the Notes to Financial Statements).

See accompanying notes to financial statements.


PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN CALIFORNIA PREMIUM INCOME MUNICIPAL FUND (NCU)

  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 3,500,000   California Educational Facilities Authority, Revenue
                    Bonds (University of Southern California Project),
                    Series 1989B, 6.750%, 10/01/15                            Aa     10/99 at 102     $ 3,768,450
       1,000,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1994 Series A, 6.550%, 8/01/26             Aa      8/04 at 102       1,041,290
       2,400,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, Series 1993-C, 5.650%, 8/01/14             Aa      2/04 at 102       2,373,672
       1,000,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1994 Series F-3, 6.100%, 8/01/15
                    (Alternative Minimum Tax)                                Aaa      8/05 at 102       1,019,250
       2,000,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, 1997 Series B, 6.000%, 8/01/16
                    (Alternative Minimum Tax)                                Aaa      2/07 at 102       2,025,380
       2,000,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Pacific Gas and
                    Electric Company), 1993 Series A, 5.875%, 6/01/23
                    (Alternative Minimum Tax)                                  A      6/03 at 102       1,981,040
       1,000,000   California Pollution Control Financing Authority,
                    Pollution Control Revenue Bonds (Pacific Gas and
                    Electric Company), 1993 Series B,
                    5.850%, 12/01/23 (Alternative Minimum Tax)                 A     12/03 at 102         984,740
       3,000,000   California Rural Home Mortgage Finance Authority,
                    Single Family Mortgage Revenue Bonds (Mortgage-
                    Backed Securities Program) 1996 Series C,
                    7.500%, 8/01/27 (Alternative MinimumTax)                 AAA     No Opt. Call       3,339,330
       4,000,000   California State Public Works Board of the State of
                    California, Lease Revenue Bonds (Regents of the
                    University of California), 1992 Series A (Various
                    University of California Projects),
                    6.600%, 12/01/22 (Pre-refunded to 12/01/02)              Aaa     12/02 at 102       4,525,160
       1,995,000   California State Public Works Board, Lease Revenue
                    Bonds (Various California Community College PJS),
                    Series 1996A, 5.625%, 3/01/16                            Aaa      3/06 at 102       1,996,616
       4,000,000   California Statewide Communities Development
                    Authority, Revenue Certificates of Participation
                    (Cedars-Sinai Medical Center), 6.500%, 8/01/15            A1      8/02 at 102       4,177,800
       3,200,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (The Trustees of the
                    California State University), 1994 Series A
                    (Various California State University Projects),
                    6.375%, 10/01/14                                           A     10/04 at 102       3,392,896
       2,105,000   State of California Department of Water Resources,
                    Central Valley Project Water System Revenue Bonds,
                    Series Q, 5.250%, 12/01/17                                Aa 12/06 at 101 1/2       2,038,882
       2,380,000   State of California, Various Purpose General
                    Obligation Bonds, 6.250%, 9/01/12                         A1     No Opt. Call       2,639,753


   PRINCIPAL                                                                              OPT. CALL       MARKET
   AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,000,000   State of California, Various Purpose General
                    Obligation Refunding Bonds, 5.150%, 10/01/19              A1     10/03 at 102     $ 1,848,000
       1,500,000   ABAG Finance Authority for Nonprofit Corporations,
                    Certificates of Participation (Stanford University
                    Hospital), California, Series 1993, 5.250%, 11/01/20      A1     11/03 at 102       1,384,410
       1,025,000   Calipatria Unified School District, Imperial County,
                    California 1996 Series A, General Obligation
                    Bonds, 5.800%, 8/01/20                                   Aaa      8/06 at 102       1,032,185
       2,000,000   Carson Redevelopment Agency (California),
                    Redevelopment Project Area No. 2, Refunding Tax
                    Allocation Bonds, Series 1993, 5.875%, 10/01/09          Baa     10/03 at 102       2,013,280
       1,760,000   Carson Redevelopment Agency (California),
                    Redevelopment Project Area No. 1, Tax Allocation
                    Bonds, Series 1993, 5.625%, 10/01/08                    Baa1     10/03 at 102       1,759,155
       1,000,000   Eastern Municipal Water District (Riverside County,
                    California), Water and Sewer Revenue Refunding
                    Certificates of Participation, Series 1991A,
                    6.300%, 7/01/20                                          Aaa      7/01 at 101       1,049,190
       4,100,000   Imperial Irrigation District, California, Certificates
                    of Participation (1994 Electric System Project),
                    6.000%, 11/01/15                                         Aaa     11/04 at 102       4,242,516
       2,000,000   City of Loma Linda California, Hospital Revenue
                    Bonds (Loma Linda University Medical Center
                    Project), Series 1993-A, 6.000%, 12/01/06                BBB     12/03 at 102       2,045,560
       2,160,000   Community Redevelopment Financing Authority of
                    the Community Redevelopment Agency of the
                    City of Los Angeles, California, Grand Central
                    Square, Multifamily Housing Bonds, 1993 Series A,
                    5.750%, 12/01/13 (Alternative Minimum Tax)                Ba      6/03 at 102       2,027,246
       9,000,000   The Community Redevelopment Agency of the City
                    of Los Angeles, California, Multifamily Housing
                    Revenue Refunding Bonds, 1995 Series A (Angelus
                    Plaza Project), 7.400%, 6/15/10                          AAA      6/05 at 105      10,094,850
       2,000,000   Department of Water and Power of The City of
                    Los Angeles, Electric Plant Refunding Revenue
                    Bonds, Issue of 1993, 5.375%, 9/01/23                    Aaa      9/03 at 102       1,884,340
       1,000,000   City of Los Angeles, California, Wastewater System
                    Revenue Bonds, Series 1992-B, 6.250%, 6/01/12            Aaa      6/02 at 102       1,063,020
       5,000,000   M-S-R Public Power Agency (California), San Juan
                    Project Refunding Revenue Bonds, Series 1997H,
                    5.900%, 7/01/20 (WI)                                       A      7/98 at 100       4,940,250
       3,560,000   Northern California Power Agency, Hydroelectric
                    Project Number One, Revenue Bonds, 1992
                    Refunding Series A, 10.000%, 7/01/03                     Aaa     No Opt. Call       4,598,666


  PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,000,000   Revenue Certificates of Participation, Series 1993A,
                    Orange County Water District, 5.000%, 8/15/18             Aa      8/03 at 100     $ 1,803,820
       1,355,000   Palomar Pomerado Health System, Insured Revenue
                    Bonds, Series 1993, 5.000%, 11/01/13                     Aaa     11/03 at 102       1,280,150
       1,500,000   City of Pasadena, Electric Works Revenue Bonds,
                    1990 Series, 7.000%, 8/01/09                              A1      8/00 at 102       1,638,225
       3,000,000   Pomona Unified School District, General Obligation
                    Refunding Bonds, Series 1997-A, 6.150%, 8/01/15          Aaa      8/11 at 103       3,246,540
       3,515,000   City of Riverside, California, Sewer Refunding
                    Revenue Bonds, Series 1993, 7.000%, 8/01/07              Aaa     No Opt. Call       4,110,230
       1,000,000   City of Riverside, California, Water Revenue Bonds,
                    Issue of 1991, 9.000%, 10/01/01                           Aa     No Opt. Call       1,190,450
       2,100,000   Sacramento City Finance Authority, Lease Revenue
                    Refunding Bonds, Series 1993 B, 5.400%, 11/01/20          Aa     No Opt. Call       2,043,762
       1,095,000   Sacramento Municipal Utility District (California),
                    Electric Revenue Bonds, 1993 Series E,
                    5.700%, 5/15/12                                            A      5/03 at 102       1,098,099
       2,750,000   Airport Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 5,
                    6.500%, 5/01/24 (Alternative Minimum Tax)                Aaa      5/04 at 102       2,955,013
                   Airports Commission City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 10:
       2,000,000    5.625%, 5/01/21 (Alternative Minimum Tax)                Aaa      5/06 at 102       1,948,280
       2,000,000    5.700%, 5/01/26 (Alternative Minimum Tax)                Aaa      5/06 at 102       1,959,440
       3,100,000   City and County of San Francisco, Sewer Revenue
                    Refunding Bonds, Series 1994, 5.375%, 10/01/16           Aaa     10/02 at 102       2,965,987
       1,400,000   City of Santa Clara, California, Electric Revenue
                    Bonds, Series 1991A, 6.250%, 7/01/13                     Aaa      7/01 at 102       1,483,538
       1,005,000   City of Santa Monica, Wastewater Enterprise Revenue
                    Bonds (Hyperion Project), 1993 Refunding Series,
                    12.000%, 1/01/04                                         Aaa     No Opt. Call       1,428,778
       1,475,000   Southern California Public Power Authority,
                    Transmission Project Revenue Bonds, 1992
                    Subordinate Refunding Series (Southern
                    Transmission Project), 5.500%, 7/01/20                    Aa      7/02 at 100       1,426,900
       2,880,000   City of Torrance, Floating Rate Demand Hospital
                    Revenue Bonds (Little Company of Mary Hospital)
                    1985 Series A, 7.100%, 12/01/15 (Pre-refunded
                    to 12/01/05)                                             AAA     12/05 at 100       3,252,528
       2,225,000   The Regents of the University of California,
                    University of California Housing System Revenue
                    Bonds, Series A, 5.550%, 11/01/18                        Aaa     11/03 at 102       2,152,354


   PRINCIPAL                                                                              OPT. CALL       MARKET
  AMOUNT           DESCRIPTION                                             RATINGS*   PROVISIONS**       VALUE


     $ 2,000,000   Washington Township Hospital District, Revenue
                    Bonds, Series 1993, 5.250%, 7/01/23                        A      7/03 at 102     $ 1,835,860
       2,000,000   West and Central Basin Financing Authority,
                    Revenue Bonds (Central Basin Refunding Project),
                    Series 1993, 5.000%, 8/01/16                             Aaa      8/03 at 102       1,831,240
-------------------------------------------------------------------------------------------------------------------
    $110,085,000   Total Investments - (cost $111,826,565) - 96.7%                                    114,938,121
=================--------------------------------------------------------------------------------------------------
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 3.0%
     $ 3,200,000   Certificates of Participation, California Statewide
                    Communities Development Authority, Northern
                    California Retired Officers Community, Variable
                    Rate Demand Bonds, 3.350%, 6/01/26+                   VMIG-1                        3,200,000
         400,000   Irvine Ranch Water District Variable Rate Demand
                    Bonds, 3.250%, 6/01/15+                               VMIG-1                          400,000
--------------------------------------------------------------------------------------------------------------------
     $ 3,600,000   Total Temporary Investments - 3.0%                                                   3,600,000
=================---------------------------------------------------------------------------------------------------
                   Other Assets Less Liabilities - 0.3%                                                   335,412
--------------------------------------------------------------------------------------------------------------------
                   Net Assets - 100%                                                                 $118,873,533
====================================================================================================================


                                                                          NUMBER OF     MARKET           MARKET
                      STANDARD & POOR'S                 MOODY'S          SECURITIES     VALUE           PERCENT


  SUMMARY OF                         AAA                        Aaa          24     $ 65,484,581           57%
  RATINGS*                  AA+, AA, AA-          Aa1, Aa, Aa2, Aa3           8       15,687,226           14
  PORTFOLIO OF                        A+                         A1           5       11,688,188           10
  INVESTMENTS                      A, A-                  A, A2, A3           6       14,232,885           12
  (EXCLUDING             BBB+, BBB, BBB-      Baa1, Baa, Baa2, Baa3           3        5,817,995            5
  TEMPORARY                 BB+, BB, BB-          Ba1, Ba, Ba2, Ba3           1        2,027,246            2
  INVESTMENTS):
--------------------------------------------------------------------------------------------------------------------
  TOTAL                                                                       47     $114,938,121           100%
====================================================================================================================

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
(WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

See accompanying notes to financial statements.


STATEMENT OF NET ASSETS
(Unaudited)

                                                                              NPC           NCL            NCU


ASSETS
Investments in municipal securities, at market
   value (note 1)                                                        $136,228,438   $261,168,111   $114,938,121
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                                   3,300,000      6,800,000      3,600,000
Cash                                                                            7,088        196,711        259,130
Receivables:
   Interest                                                                 2,218,253      4,537,799      1,700,027
   Investments sold                                                              --             --        3,935,526
Other assets                                                                   15,744         27,646          1,120
                                                                         ------------   ------------   ------------
     Total assets                                                         141,769,523    272,730,267    124,433,924
                                                                         ------------   ------------   ------------

LIABILITIES
Payable for investments purchased                                                --        3,875,396      5,028,181
Accrued expenses:
   Management fees (note 6)                                                    70,347        132,268         59,405
   Other                                                                       64,985         73,737        102,725
Preferred share dividends payable                                              11,093         16,939         17,317
Common share dividends payable                                                432,361        779,818        352,763
                                                                         ------------   ------------   ------------
     Total liabilities                                                        578,786      4,878,158      5,560,391
                                                                         ------------   ------------   ------------
Net assets (note 7)                                                      $141,190,737   $267,852,109   $118,873,533
                                                                         ============   ============   ============

Preferred shares, at liquidation value                                   $ 45,000,000   $ 95,000,000   $ 43,000,000
                                                                         ============   ============   ============

Preferred shares outstanding                                                    1,800          3,800          1,720
                                                                         ============   ============   ============

Common shares outstanding                                                   6,405,350     12,577,707      5,735,977
                                                                         ============   ============   ============

Netasset value per Common share outstanding
   (net assets less Preferred
   shares at liquidation value,
   divided by Common shares outstanding)                                 $      15.02   $      13.74   $      13.23
                                                                         ============   ============   ============

   See accompanying notes to financial statements.


STATEMENT OF OPERATIONS
Six months ended February 28, 1997
(Unaudited)

                                                               NPC            NCL            NCU


INVESTMENT INCOME
Tax-exempt interest income (note 1)                       $  3,968,586   $  7,354,213    $  3,338,152
                                                          ------------   ------------    ------------
Expenses:
   Management fees (note 6)                                    452,003        849,625         381,063
   Preferred shares--auction fees                               56,250        118,750          53,750
   Preferred shares--dividend disbursing agent fees              7,401          9,867           7,716
   Shareholders' servicing agent fees and expenses               6,942         10,170           4,920
   Custodian's fees and expenses                                22,019         28,504          21,157
   Directors'/Trustees' fees and expenses (note 6)                 786          1,300             640
   Professional fees                                            11,003         10,202           4,914
   Shareholders' reports--printing and mailing expenses          8,257         23,869          13,081
   Stock exchange listing fees                                   8,107         12,161           2,639
   Investor relations expense                                    4,896          8,763           4,039
   Portfolio insurance expense                                   5,784          7,109            --
   Other expenses                                                7,149          9,801           6,910
                                                          ------------   ------------    ------------
     Total expenses                                            590,597      1,090,121         500,829
                                                          ------------   ------------    ------------
       Net investment income                                 3,377,989      6,264,092       2,837,323
                                                          ------------   ------------    ------------


REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                              69,277       (199,644)       (459,755)
Net change in unrealized appreciation or depreciation
   of investments                                            3,423,568      6,047,195       3,401,606
                                                          ------------   ------------    ------------
       Net gain from investments                             3,492,845      5,847,551       2,941,851
                                                          ------------   ------------    ------------
Net increase in net assets from operations                $  6,870,834   $ 12,111,643    $  5,779,174
                                                          ============   ============    ============

   See accompanying notes to financial statements.


STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)


                                                                        NPC                              NCL

                                                        Six months ended    Year ended   Six months ended    Year ended
                                                             2/28/97          8/31/96         2/28/97         8/31/96


OPERATIONS
Net investment income                                   $   3,377,989    $   6,730,275    $   6,264,092    $  12,507,290

Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                             69,277         (563,462)        (199,644)      (1,714,194)

Net change in unrealized appreciation or depreciation
   of investments                                           3,423,568          662,762        6,047,195        4,801,344
                                                        -------------    -------------    -------------    -------------
     Net increase in net assets from operations             6,870,834        6,829,575       12,111,643       15,594,440
                                                        -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                   (2,594,168)      (5,073,040)      (4,678,907)      (9,357,813)
     Preferred shareholders                                  (695,813)      (1,470,134)      (1,431,862)      (3,013,164)
                                                        -------------    -------------    -------------    -------------
   Decrease in net assets from distributions
     to shareholders                                       (3,289,981)      (6,543,174)      (6,110,769)     (12,370,977)
                                                        -------------    -------------    -------------    -------------
     Net increase in net assets                             3,580,853          286,401        6,000,874        3,223,463

Net assets at beginning of period                         137,609,884      137,323,483      261,851,235      258,627,772
                                                        -------------    -------------    -------------    -------------
Net assets at end of period                             $ 141,190,737    $ 137,609,884    $ 267,852,109    $ 261,851,235
                                                        =============    =============    =============    =============

Balance of undistributed net investment income
   at end of period                                     $     396,621    $     308,613    $     620,712    $     467,389
                                                        =============    =============    =============    =============

   See accompanying notes to financial statements.


                                                                     NCU

                                                        Six months ended   Year ended
                                                            2/28/97         8/31/96


OPERATIONS
Net investment income                                   $   2,837,323    $   5,645,423

Net realized gain (loss) from investment transactions
   (notes 1 and 3)                                           (459,755)      (1,120,843)

Net change in unrealized appreciation or depreciation
   of investments                                           3,401,606        2,668,037
                                                        -------------    -------------
     Net increase in net assets from operations             5,779,174        7,192,617
                                                        -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                   (2,116,577)      (4,233,153)
     Preferred shareholders                                  (657,615)      (1,394,718)
                                                        -------------    -------------
   Decrease in net assets from distributions
     to shareholders                                       (2,774,192)      (5,627,871)
                                                        -------------    -------------
     Net increase in net assets                             3,004,982        1,564,746

Net assets at beginning of period                         115,868,551      114,303,805
                                                        -------------    -------------
Net assets at end of period                             $ 118,873,533    $ 115,868,551
                                                        =============    =============

Balance of undistributed net investment income
   at end of period                                     $     247,218    $     184,087
                                                        =============    =============

   See accompanying notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
(Unaudited)

                          1. GENERAL INFORMATION AND SIGNIFICANT
                          ACCOUNTING POLICIES
                          At February 28, 1997, the California Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Insured California Premium Income Municipal Fund, Inc.
                          (NPC), Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL) and Nuveen California Premium Income Municipal Fund (NCU). NPC and NCL are traded on the New York Stock Exchange while NCU is traded on the American Stock Exchange.

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      Portfolio securities for which market
                          quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a
                          trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          February 28, 1997, NCL and NCU had outstanding purchase commitments that amounted to $3,875,396 and $5,028,181, respectively. There were no such purchase commitments in NPC.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes              The Funds intend to comply with the requirements of
                          the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually.
                          Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          The Funds have issued and outstanding $25,000
                          stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the Auction Agent. The number of Preferred shares outstanding, by Series and in total, at February 28, 1997, is as follows:


                                                          NPC             NCL             NCU


   Number of shares:
      Series M                                             --               --           1,720
      Series T                                           1,800           1,900             --
      Series Th                                            --            1,900             --
                                                         -----           -----           -----

   Total                                                 1,800           3,800           1,720
                                                         =====           =====           =====


   Insurance              NPC and NCL invest in municipal securities which are
                          either covered by insurance or are backed by an escrow or trust account containing sufficient U.S.
                          Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market
                          Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' shares. Original
                          Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market
                          Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds.
                          Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Funds' shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio
                          Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial      The Funds may invest in transactions in certain
Instruments               derivative financial instruments including futures,
                          forward, swap, and option contracts, and other financial instruments with similar characteristics.
                          Although the Funds are authorized to invest in such financial instruments, and may do in the future, they did not make any such investments during the six months ended February 28, 1997.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          There were no share transactions during the six months ended February 28, 1997, nor during the fiscal year ended August 31, 1996, in any of the Funds.

                          3. SECURITIES TRANSACTIONS
                          Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended February 28, 1997, were as follows:


                                                          NPC             NCL             NCU


   PURCHASES
   Investments in municipal securities                $4,458,424      $30,916,949    $28,598,084
   Temporary municipal investments                     4,900,000       17,500,000     11,565,000

   SALES AND MATURITIES
   Investments in municipal securities                 4,858,140       32,272,827     27,500,721
   Temporary municipal investments                     4,100,000       16,310,000     10,565,000
                                                      ==========      ===========    ===========


                          At February 28, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At August 31, 1996, the Funds' last fiscal year end, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:


                                                          NPC             NCL             NCU


   Expiration year:
      2001                                            $   10,001       $  --           $ --
      2002                                                --              --           1,175,783
      2003                                             2,373,250       3,896,131       1,893,938
      2004                                               228,384       4,345,091       2,742,449
                                                      ----------      ----------      ----------

   Total                                              $2,611,635      $8,241,222      $5,812,170
                                                     ===========     ===========     ===========


                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On March 3, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid April 1, 1997, to shareholders of record on March 15, 1997, as follows:


                                                          NPC             NCL             NCU


   Dividend per share                                   $.0675          $.0620          $.0615
                                                        ======          ======          ======


                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 1997, were as follows:


                                                          NPC             NCL             NCU


   Gross unrealized:
      Appreciation                                    $10,266,792     $7,463,913      $3,413,006
      Depreciation                                        --              --            (301,450)
                                                     ------------     -----------     ----------
   Net unrealized appreciation                        $10,266,792     $7,463,913      $3,111,556
                                                      ===========     ==========      ===========


                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:


   AVERAGE DAILY NET ASSET VALUE                            MANAGEMENT FEE


   For the first $125 million                                .6500 of 1%
   For the next $125 million                                 .6375 of 1
   For the next $250 million                                 .6250 of 1
   For the next $500 million                                 .6125 of 1
   For the next $1 billion                                   .6000 of 1
   For net assets over $2 billion                            .5875 of 1


                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At February 28, 1997, net assets consisted of:


                                                             NPC              NCL              NCU


Preferred shares, $25,000 stated value per share, at
   liquidation value                                   $  45,000,000    $  95,000,000    $  43,000,000
Common shares, $.01 par value per share                       64,054          125,777           57,360
Paid-in surplus                                           88,572,855      174,386,019       79,655,810
Balance of undistributed net investment income               396,621          620,712          247,218
Accumulated net realized gain (loss) from investment
   transactions                                           (3,109,585)      (9,744,312)      (7,198,411)
Net unrealized appreciation of investments                10,266,792        7,463,913        3,111,556
                                                       -------------    -------------    -------------
   Net assets                                          $ 141,190,737    $ 267,852,109    $ 118,873,533
                                                       =============    =============    =============

Authorized shares:
   Common                                                200 million      200 million        Unlimited
   Preferred                                               1 million        1 million        Unlimited
                                                       =============    =============    =============


                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At February 28, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:


                                                          NPC             NCL             NCU


   Revenue Bonds:
      Water / Sewer Facilities                             20%            16%             15%
      Electric Utilities                                    5              8              17
      Housing Facilities                                    6              5              17
      Educational Facilities                                2             12              10
      Lease Rental Facilities                               4             12               2
      Health Care Facilities                                3              2               9
      Transportation                                        4              7               6
      Pollution Control Facilities                          6             --               3
      Other                                                18             15               6
   General Obligation Bonds                                --             11               8
   Escrowed Bonds                                          32             12               7
                                                         -----           -----           -----
                                                          100%           100%            100%
                                                         =====           =====           =====


                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (100% for NPC, 100% for NCL and 45% for NCU). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.


FINANCIAL HIGHLIGHTS
(Unaudited)
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:


                                                                         Dividends from tax-exempt
                                       Operating performance             net investment income

                                                        Net
                                                        realized &
                         Net asset     Net              unrealized
                         value         invest-          gain (loss)      To            To
                         beginning     ment             from invest-     Common        Preferred
                         of period     income           ments            shareholders  shareholders+

NPC


Six mos. ended
         2/28/97        $14.460       $ .528           $  .546          $(.405)       $(.109)
Year ended 8/31,
         1996            14.410        1.051              .021           (.792)        (.230)
         1995            13.720        1.053              .722           (.828)        (.257)
         1994            15.310        1.066            (1.609)          (.847)        (.200)
11/19/92 to
         8/31/93         14.050         .640             1.445           (.500)        (.108)


NCL


Six mos. ended
         2/28/97         13.270        .498             .458             (.372)        (.114)
Year ended 8/31,
         1996            13.010        .995             .249             (.744)        (.240)
         1995            12.750       1.017             .297             (.787)        (.267)
         1994            14.570       1.020           (1.851)            (.817)        (.172)
3/18/93 to
         8/31/93         14.050        .247             .655             (.192)        (.023)


NCU


Six mos. ended
         2/28/97         12.700        .495             .519             (.369)        (.115)
Year ended 8/31,
         1996            12.430        .984             .267             (.738)        (.243)
         1995            12.010       1.002             .460             (.766)        (.276)
         1994            14.470        .973           (2.259)            (.815)        (.168)
6/18/93 to
         8/31/93         14.050        .080             .438               --            --


                         Distributions from capital gains
                                                                                       Per
                                                        Organization                   Common
                                                        and offering                   share
                                                        costs and                      market
                         To            To               Preferred share  Net asset     value
                         Common        Preferred        underwriting     value end     end of
                         shareholders  shareholders+    discounts        of period     period

NPC


Six mos. ended
         2/28/97         $ --          $ --             $ --            $15.020       $13.750
Year ended 8/31,
         1996              --            --               --             14.460        13.875
         1995              --            --               --             14.410        12.750
         1994              --            --               --             13.720        13.000
11/19/92 to
         8/31/93           --            --             (.217)           15.310        15.500


NCL


Six mos. ended
         2/28/97          --            --               --             13.740        12.875
Year ended 8/31,
         1996             --            --               --             13.270        12.500
         1995             --            --               --             13.010        11.500
         1994             --            --               --             12.750        11.875
3/18/93 to
         8/31/93          --            --             (.167)           14.570        14.875


NCU


Six mos. ended
         2/28/97         --            --               --             13.230        12.625
Year ended 8/31,
         1996            --            --               --             12.700        11.875
         1995            --            --               --             12.430        10.750
         1994          (.023)        (.004)           (.164)           12.010        11.125
6/18/93 to
         8/31/93         --            --             (.098)           14.470        14.875


                                                                   Ratios/Supplemental data

                         Total
                         invest-                                                       Ratio of
                         ment                                                          net
                         return        Total            Net assets       Ratio of      investment
                         on            return on        end of           expenses      income          Portfolio
                         market        net asset        period (in       to average    to average      turnover
                         value**       value**          thousands)       net assets++  net assets++    rate

NPC


Six mos. ended
         2/28/97         2.03%         6.70%            $141,191         .85%*         4.84%*           3%
Year ended 8/31,
         1996            15.39         5.83             137,610          .85           4.81             9
         1995             4.67        11.68             137,323          .89           5.10            24
         1994           (10.88)       (4.99)            132,806          .85           4.94            29
11/19/92 to
         8/31/93          6.80        12.73             142,812          .88*          4.45*           20


NCL


Six mos. ended
         2/28/97          6.04          6.38             267,852          .82*          4.74*           12
Year ended 8/31,
         1996            15.36          7.76             261,851          .83           4.73            27
         1995             3.55          8.80             258,628          .84           5.11            24
         1994           (15.01)        (7.07)            255,244          .84           4.80            24
3/18/93 to
         8/31/93           .49          5.11             277,948          .86*          3.46*           --


NCU


Six mos. ended
         2/28/97          9.52          7.12             118,874          .85*          4.84*           24
Year ended 8/31,
         1996            17.51          8.15             115,869          .88           4.83            25
         1995             3.65         10.53             114,304         1.05           5.08            26
         1994           (20.07)       (11.51)             69,710          .95           4.79            40
6/18/93 to
         8/31/93          (.83)         2.99              51,487         1.19*          3.33*           --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
+ The  amounts  shown are based on Common share  equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Photographic image of John Nuveen Sr., founder of Nuveen.

Serving Investors for Generations

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for matured investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.

  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

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